Note 5 - Allowance for Doubtful Accounts and Loans	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

The analysis of the allowance for doubtful accounts and loans for the years ended
March 31, 2016,
2017
and
2018
is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2016	¥148,245	¥(45,108)	¥48,407	¥(29)	¥151,515

Year ended March 31, 2017	¥151,515	¥(34,978)	¥68,300	¥(84)	¥184,753

Year ended March 31, 2018	¥184,753	¥(94,521)	¥94,839	¥31	¥185,102